Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Summary of Employee Benefits Expense

Retirement benefit expense	$ million
	2019	2018	2017
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,188	1,494	1,500
Interest expense on obligations	2,364	2,282	2,309
Interest income on plan assets	(2,253)	(2,087)	(2,019)
Other	26	(221)	(404)
Total	1,325	1,468	1,386
Defined contribution plans	428	410	429
Total retirement benefit expense	1,753	1,878	1,815

Summary of Remeasurement of Net Defined Benefit Liability Asset

Remeasurements	$ million
	2019	2018	2017
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions [A]	(11,711)	8,186	(4,495)
Due to experience adjustments [B]	232	(268)	37
Due to changes in demographic assumptions [C]	(75)	(459)	933
Total	(11,554)	7,459	(3,525)
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)	4,942
Other movements	(12)	66	50
Total remeasurements	(3,106)	5,213	1,467

[A] Primarily relates to changes in the discount rate assumptions.
[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C] Primarily relates to updates in mortality assumptions.

Summary of Defined Benefit Plans

Defined benefit plans	$ million
	December 31, 2019	December 31, 2018
Obligations	(103,545)	(91,856)
Plan assets	94,826	85,803
Net liability	(8,719)	(6,053)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	4,717	6,051
Non-current liabilities	(13,017)	(11,653)
Current liabilities	(419)	(451)
Total	(8,719)	(6,053)

Summary of Net Defined Benefit Liability Assets

Defined benefit plan obligations	$ million, except where indicated
	2019	2018
At January 1	91,856	104,285
Current service cost	1,186	1,491
Interest expense	2,364	2,282
Actuarial losses/(gains)	11,554	(7,459)
Benefit payments	(3,961)	(4,435)
Other movements	194	(360)
Currency translation differences	352	(3,948)
At December 31	103,545	91,856
Comprising:
Funded pension plans	93,727	83,276
Weighted average duration	17 Years	17 Years
Unfunded pension plans	4,793	4,359
Weighted average duration	13 Years	13 Years
Other unfunded plans	5,025	4,221
Weighted average duration	14 Years	12 Years

Defined benefit plan assets	$ million, except where indicated
	2019	2018
At January 1	85,803	93,243
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)
Interest income	2,253	2,087
Employer contributions	1,462	763
Plan participants’ contributions	42	47
Benefit payments	(3,741)	(4,123)
Other movements	160	(102)
Currency translation differences	387	(3,800)
At December 31	94,826	85,803
Comprising:
Quoted in active markets:
Equities	26%	24%
Debt securities	51%	53%
Real estate	1%	1%
Other	0%	1%
Other:
Equities	8%	8%
Debt securities	4%	3%
Real estate	6%	6%
Investment funds	3%	3%
Cash	1%	1%

Summary of Sensitivity Analysis for Actuarial Assumptions
The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2019	2018	Range of assumptions	2019			2018
Rate of increase in pensionable remuneration	4.1%	4.1%	-1% to +1%	(1,975)	to	2,266	(1,576)	to	1,819
Rate of increase in pensions in payment	1.6%	1.8%	-1% to +1%	(9,541)	to	11,757	(8,304)	to	10,104
Rate of increase in healthcare costs	6.1%	6.3%	-1% to +1%	(546)	to	675	(410)	to	496
Discount rate for pension plans	2.1%	2.9%	-1% to +1%	18,431	to	(14,155)	15,606	to	(12,078)
Discount rate for healthcare plans	3.2%	4.2%	-1% to +1%	704	to	(558)	536	to	(436)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,717)	to	1,782	(1,538)	to	1,583
Women	89 years	89 years	-1 year to +1 year	(1,631)	to	1,694	(1,436)	to	1,476